Intangible Assets, Net - Schedule of Customer Relationships Balance (Details) - Customer-related intangible assets [member] - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Customers Relationships Balance [Line Items]
Total of customers relationships	$ 379,024	$ 426,954	$ 475,662
Betterware [Member]
Schedule of Customers Relationships Balance [Line Items]
Total of customers relationships		1,067	7,467
Jafra Mexico [Member]
Schedule of Customers Relationships Balance [Line Items]
Total of customers relationships	$ 379,024	$ 425,887	$ 468,195